Related Party Transactions - Aggregate Compensation to Executive Team and Directors (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD individual	Dec. 31, 2016 CAD individual
Executive team
Disclosure of transactions between related parties [line items]
Number of individuals | individual	11	10
Base salary and annual incentive compensation	CAD 18	CAD 17
Additional short-term benefits and other	1	0
Share-based long-term incentive compensation	18	16
Value of pension and post-retirement benefits	CAD 3	CAD 2
Directors
Disclosure of transactions between related parties [line items]
Number of individuals | individual	10	11
Base salary and annual incentive compensation	CAD 0	CAD 0
Additional short-term benefits and other	1	1
Share-based long-term incentive compensation	2	2
Value of pension and post-retirement benefits	CAD 0	CAD 0